Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Common Stock
9. Common Stock
As of September 30, 2023 and December 31, 2022, the Company was authorized to issue 300,000,000 shares of its common stock with $0.00001 par value per share. Each share of the Company’s common stock is entitled to one vote. In connection with the IPO in June 2021, all outstanding shares of redeemable convertible preferred stock were converted into 30,761,676 shares of common stock. The IPO closed on June 29, 2021, pursuant to which the Company issued and sold 14,000,000 shares of its common stock at a public offering price of $17.00 per share.
On June 29, 2021, the underwriters also exercised their option to purchase an additional 2,100,000 shares of common stock at the IPO price, less the underwriting discounts and commissions. The closing of the offering of the additional shares occurred on July 2, 2021. The Company issued and sold 2,100,000 shares of its common stock at a public offering price of $17.00 per share.
Shares Reserved for Future Issuance
As of September 30, 2023 and December 31, 2022, the Company reserved common stock for future issuances as follows:

	September 30, 2023	December 31, 2022
Outstanding stock option awards	6,380,515	7,755,303
Shares available for future stock option grants	9,831,161	5,382,907
ESPP shares available for future grants	1,253,729	754,951

Total shares reserved for future issuance	17,465,405	13,893,161

Founders’ and Investor’s Restricted Common Stock
In March 2020, the Board approved and in April 2020, the Company issued 6,081,413 shares of its common stock to its founders and 2,467,104 shares of its common stock to its investor at the purchase price of $0.00002 per share. As of December 31, 2020, the investor’s shares were fully vested and a portion of the shares issued were subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.
The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date. The vesting commencement date was the date of the initial closing of the Series A preferred stock financing or June 24, 2020. Pursuant to the restricted stock purchase agreements with each of the founders, the vesting of the founders’ common stock shares could be accelerated upon the occurrence of certain events, including signing of the term sheet for the license with Stanford, a change in control, or if the founder’s service is terminated by the Company without cause. The Company signed the term sheet with Stanford in June 2020, and as a result, an aggregate of 912,212 shares of founders’ common stock vested pursuant to the acceleration terms. As of September 30, 2023, certain founder agreements were terminated without cause and shares were accelerated.

If a founder terminates the service relationship with the Company during the vesting period, the Company may repurchase any unvested restricted common stock at the price per share equal to the lower of (i) the original purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split, or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right, as described below. The repurchase right lapses in 180 days after the termination of the founder’s service or employment. During the vesting term, holders of founders’ common stock awards are deemed to be common stockholders and have the right to receive dividends and voting rights.
The founders’ shares of common stock are also subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.
The Company accounts for shares issued to founders as equity compensation awards and the estimated fair value at the grant date was minimal. The Company did not repurchase any founders’ common stock awards during the three months ended September 30, 2023. During the nine months ended September 30, 2023, the Company repurchased 152,694 shares of founders’ common stock awards. 647,803 and 1,938,430 shares of founders’ common stock awards were unvested and expected to vest in 0.7 years and 1.5 years as of September 30, 2023 and December 31, 2022, respectively.
Stanford Adjustment Repurchase Right
Upon the issuance of shares of common stock to Stanford pursuant to the License Agreement, as discussed in Note 6, the Company has a right to repurchase from each founder and an investor a number of shares of common stock equal to the number of shares issued to Stanford multiplied by the applicable number of shares issued to the founder or investor, as applicable, divided by 7,273,848 shares (a fully diluted number of shares of the Company at the end of March 2020, after the founders’ and investor’s shares were approved by the board of directors). The Stanford Adjustment Repurchase Right may be exercised by the Company within six months following the date of the issuance of the shares of common stock to Stanford. The repurchase price per share is equal to the lower of (i) the purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, etc., or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right.
On May 7, 2021, the Company issued an aggregate of 640,861 shares of the Company’s common stock to Stanford and certain individuals designated by Stanford in consideration for rights granted to the Company under the Company’s exclusive license agreement.
On June 18, 2021, the Company exercised its right to repurchase an aggregate of 624,845 shares from each founder and investor under the Stanford Adjustment Repurchase Right. As of September 30, 2023, the Company has not exercised the right to repurchase the remaining 16,016 shares.
The Company accounts for the founders and investor’s shares of restricted common stock as equity share-based awards.

10. Common Stock
As of December 31, 2022 and 2021, the Company was authorized to issue 300,000,000 shares of its common stock with $0.00001 par value per share. Each share of the Company’s common stock is entitled to one vote. In connection with the IPO in June 2021, all outstanding shares of redeemable convertible preferred stock were converted into 30,761,676 shares of common stock. The IPO closed on June 29, 2021, pursuant to which the Company issued and sold 14,000,000 shares of its common stock at a public offering price of $17.00 per share.
On June 29, 2021, the underwriters also exercised their option to purchase an additional 2,100,000 shares of common stock at the IPO price, less the underwriting discounts and commissions. The closing of the offering of the additional shares occurred on July 2, 2021. The Company issued and sold 2,100,000 shares of its common stock at a public offering price of $17.00 per share.
Shares Reserved for Future Issuance
As of December 31, 2022 and 2021, the Company reserved common stock for future issuances as follows:

	December 31, 2022	December 31, 2021
Outstanding stock option awards	7,755,303	5,056,743
Shares available for future stock option grants	5,382,907	4,454,004
ESPP shares available for future grants	754,951	524,106

Total shares reserved for future issuance	13,893,161	10,034,853

Founders’ and Investor’s Restricted Common Stock
In March 2020, the Board approved and in April 2020, the Company issued 6,081,413 shares of its common stock to its founders and 2,467,104 shares of its common stock to its investor at the purchase price of $0.00002 per share. As of December 31, 2020, the investor’s shares were fully vested and a portion of the shares issued were subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.

The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date. The vesting commencement date was the date of the initial closing of the Series A preferred stock financing or June 24, 2020. Pursuant to the restricted stock purchase agreements with each of the founders, the vesting of the founders’ common stock shares could be accelerated upon the occurrence of certain events, including signing of the term sheet for the license with Stanford, a change in control, or if the founder’s service is terminated by the Company without cause. The Company signed the term sheet with Stanford in June 2020, and as a result, an aggregate of 912,212 shares of founders’ common stock vested pursuant to the acceleration terms.
If a founder terminates the service relationship with the Company during the vesting period, the Company may repurchase any unvested restricted common stock at the price per share equal to the lower of (i) the original purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split, or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right, as described below. The repurchase right lapses in 180 days after the termination of the founder’s service or employment. During the vesting term, holders of founders’ common stock awards are deemed to be common stockholders and have the right to receive dividends and voting rights.
The founders’ shares of common stock are also subject to the Company’s option to repurchase per the Stanford Adjustment Repurchase Right, as described below.
The Company accounts for shares issued to founders as equity compensation awards and the estimated fair value at the grant date was minimal. 1,938,430 and 3,230,746 shares of founders’ common stock awards were unvested and expected to vest in 1.5 years and 2.5 years as of December 31, 2022 and 2021, respectively.
Stanford Adjustment Repurchase Right
Upon the issuance of shares of common stock to Stanford pursuant to the License Agreement, as discussed in Note 5, the Company has a right to repurchase from each founder and an investor a number of shares of common stock equal to the number of shares issued to Stanford multiplied the applicable number of shares issued to the founder or investor, as applicable, divided by 7,273,848 shares (a fully diluted number of shares of the Company at the end of March 2020, after founders and the investor’s shares were approved by the board of directors). The Stanford Adjustment Repurchase Right may be exercised by the Company within six months following the date of the issuance of the shares of common stock to Stanford. The repurchase price per share is equal to the lower of (i) the purchase price, subject to adjustment in the event of any reorganization, recapitalization, reclassification, etc., or (ii) the current fair market value as of the date the Company elects to exercise its Stanford Adjustment Repurchase Right.
On May 7, 2021, the Company issued an aggregate of 640,861 shares of the Company’s common stock to Stanford and certain individuals designated by Stanford in consideration for rights granted to the Company under the Company’s exclusive license agreement.
On June 18, 2021, the Company exercised its right to repurchase an aggregate of 624,845 shares from each founder and investor under the Stanford Adjustment Repurchase Right. As of December 31, 2022, the Company has not exercised the right to purchase the remaining 16,016 shares.
The Company accounts for the founders and investor’s shares of restricted common stock as equity share-based awards.